Non-current derivative financial liabilities - Narrative (Details) oz in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2015 USD ($) oz	Dec. 31, 2023
Rainy River
Disclosure of detailed information about financial instruments [line items]
Transaction price allocated to remaining performance obligations | $		$ 175.0
Gold stream obligation, rate of gold production to be delivered for initial threshold		6.50%
Gold stream obligation initial threshold quantity (in ounces) | oz		230
Gold stream obligation rate of gold production to be delivered after initial threshold		3.25%
Gold stream obligation, rate of silver production to be delivered for initial threshold		60.00%
Gold stream obligation, silver production, initial threshold quantity (in ounces) | oz		3,100
Gold stream obligation, rate of silver production to be delivered after initial threshold		30.00%
Average spot rate of gold or silver		25.00%
Term of the agreement		40 years
Ontario Teachers' Pension Plan | New Afton
Disclosure of detailed information about financial instruments [line items]
Term of the agreement	4 years
Free cash flow interest	46.00%		46.00%
Proceeds received | $	$ 300.0
Conversion of free cash flow interest into joint venture interest	46.00%
Free cash flow interest conversion term	4 years
Future free cash flow interest reduced	42.50%